UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10045
Investment Company Act File Number

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Small-Cap Fund
Calvert Global Energy Solutions Fund
Calvert Global Water Fund
Calvert Green Bond Fund

CALVERT SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.6%
Aerospace & Defense - 3.8%
Hexcel Corp.	159,979	9,173,196
Mercury Systems, Inc. (1)	105,512	4,989,662
		14,162,858

Auto Components - 0.9%
Visteon Corp. (1)	54,065	3,259,038

Banks - 7.4%
Columbia Banking System, Inc.	141,566	5,137,430
Sterling Bancorp	361,631	5,970,528
Stock Yards Bancorp, Inc.	141,352	4,636,346
Texas Capital Bancshares, Inc. (1)	73,605	3,760,479
Western Alliance Bancorp (1)	90,039	3,555,640
Wintrust Financial Corp.	74,220	4,934,888
		27,995,311

Biotechnology - 1.0%
Ligand Pharmaceuticals, Inc. (1)(2)	28,089	3,811,677

Building Products - 0.7%
Trex Co., Inc. (1)	47,638	2,827,792

Capital Markets - 2.8%
Cohen & Steers, Inc. (2)	227,687	7,814,218
Lazard Ltd., Class A	74,719	2,757,878
		10,572,096

Chemicals - 2.5%
Minerals Technologies, Inc.	107,627	5,525,570
Sensient Technologies Corp.	67,781	3,785,569
		9,311,139

Commercial Services & Supplies - 2.2%
Multi-Color Corp.	124,129	4,355,687
Viad Corp.	76,215	3,817,609
		8,173,296

Distributors - 0.6%
Pool Corp.	15,518	2,306,751

Diversified Consumer Services - 5.0%
Bright Horizons Family Solutions, Inc. (1)	20,221	2,253,630
Grand Canyon Education, Inc. (1)	91,682	8,814,308

ServiceMaster Global Holdings, Inc. (1)	207,754	7,632,882
		18,700,820

Electric Utilities - 2.0%
Portland General Electric Co.	166,146	7,617,794

Electrical Equipment - 2.2%
EnerSys	108,607	8,428,989

Electronic Equipment, Instruments & Components - 1.8%
Dolby Laboratories, Inc., Class A	108,357	6,700,797

Energy Equipment & Services - 1.8%
Core Laboratories NV	21,132	1,260,735
Oceaneering International, Inc. (1)	232,746	2,816,227
US Silica Holdings, Inc. (2)	262,786	2,675,161
		6,752,123

Equity Real Estate Investment Trusts (REITs) - 8.3%
Acadia Realty Trust	161,260	3,831,538
American Homes 4 Rent, Class A	160,031	3,176,615
CubeSmart	177,848	5,102,459
EastGroup Properties, Inc.	57,026	5,230,995
Healthcare Realty Trust, Inc.	163,843	4,659,695
Rexford Industrial Realty, Inc.	175,302	5,166,150
STORE Capital Corp.	145,571	4,121,115
		31,288,567

Food & Staples Retailing - 2.0%
Performance Food Group Co. (1)	237,826	7,674,645

Food Products - 0.8%
J&J Snack Foods Corp.	21,142	3,056,922

Gas Utilities - 2.1%
ONE Gas, Inc.	100,786	8,022,566

Health Care Equipment & Supplies - 6.1%
ICU Medical, Inc. (1)	48,824	11,211,455
Masimo Corp. (1)	46,042	4,943,530
West Pharmaceutical Services, Inc.	70,316	6,893,077
		23,048,062

Health Care Providers & Services - 4.6%
Addus HomeCare Corp. (1)	62,068	4,213,176
Amedisys, Inc. (1)	53,324	6,244,773
Chemed Corp.	17,290	4,897,911
R1 RCM, Inc. (1)	228,826	1,819,167
		17,175,027

Household Products - 1.7%
Central Garden & Pet Co., Class A (1)	208,010	6,500,313

Insurance - 5.9%
AMERISAFE, Inc.	50,898	2,885,408
First American Financial Corp.	105,095	4,691,441
Horace Mann Educators Corp.	149,808	5,610,309
Kinsale Capital Group, Inc.	60,747	3,375,103
RLI Corp.	83,209	5,740,589
		22,302,850

Interactive Media & Services - 1.1%
Eventbrite, Inc., Class A (1)(2)	154,017	4,283,213

IT Services - 2.4%
Conduent, Inc. (1)	277,197	2,946,604
CSG Systems International, Inc.	189,136	6,008,851
		8,955,455

Leisure Products - 0.7%
Brunswick Corp.	56,310	2,615,600

Machinery - 4.1%
Milacron Holdings Corp. (1)	397,282	4,723,683
RBC Bearings, Inc. (1)	37,164	4,872,200
Woodward, Inc.	81,012	6,018,382
		15,614,265

Pharmaceuticals - 2.2%
Catalent, Inc. (1)	260,760	8,130,497

Road & Rail - 1.5%
Landstar System, Inc.	60,549	5,792,723

Software - 9.5%
ACI Worldwide, Inc. (1)	367,257	10,162,001
Altair Engineering, Inc., Class A (1)	211,342	5,828,812
Blackbaud, Inc.	45,781	2,879,625
CDK Global, Inc.	78,505	3,758,819
Ceridian HCM Holding, Inc. (1)(2)	116,795	4,028,260
RealPage, Inc. (1)(2)	189,258	9,120,343
		35,777,860

Specialty Retail - 2.6%
Floor & Decor Holdings, Inc., Class A (1)(2)	77,904	2,017,714
Hudson Ltd., Class A (1)	99,088	1,699,359
Monro, Inc. (2)	68,288	4,694,800
National Vision Holdings, Inc. (1)	51,242	1,443,487
		9,855,360

Textiles, Apparel & Luxury Goods - 3.6%
Columbia Sportswear Co.	69,101	5,810,703
Gildan Activewear, Inc.	251,998	7,650,659
		13,461,362

Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd. (1)	76,405	2,611,523

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	116,926	6,306,988

Water Utilities - 0.3%
Middlesex Water Co.	21,955	1,171,299

Total Common Stocks (Cost $373,999,746)		364,265,578

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	1,401,905	1,343,263
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (3)(5)(6)	152,000	142,728
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (3)(5)(6)	195,000	178,425

Total High Social Impact Investments (Cost $1,748,905)		1,664,416

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	3,959,265	3,959,265

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,959,265)		3,959,265

TOTAL INVESTMENTS (Cost $379,707,916) - 98.1%		369,889,259
Other assets and liabilities, net - 1.9%		7,236,273
NET ASSETS - 100.0%		377,125,532

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $20,859,218 and the total market value of the collateral received by the Fund was $21,489,397, comprised of cash of $3,959,265 and U.S. Government and/or agencies securities of $17,530,132.

(3) Restricted security. Total market value of restricted securities amounts to $1,664,416, which represents 0.4% of the net assets of the Fund as of December 31, 2018.
(4) Affiliated company.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	195,000

At December 31, 2018, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Note) was $1,343,263, which represents 0.35% 0f the Fund's net assets. Transactions in the Note for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,401,905	$—	$—	$1,401,905	$1,343,263	$5,082	$—	$—	($5,860)

(1) Restricted Security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$364,265,578	(2)	$—	$—	$364,265,578
High Social Impact Investments	—		1,343,263	321,153	1,664,416
Short Term Investment of Cash Collateral for Securities Loaned	3,959,265		—	—	3,959,265
Total Investments	$368,224,843		$1,343,263	$321,153	$369,889,259

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentations in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.7%
Austria - 1.9%
Andritz AG	12,017	551,894
Verbund AG	10,527	450,677
Zumtobel Group AG (1)(2)	32,162	261,629
		1,264,200

Belgium - 0.9%
Umicore SA	14,836	592,031

Brazil - 0.6%
Sao Martinho SA	80,952	379,931

Canada - 3.0%
Boralex, Inc., Class A	30,178	372,251
Brookfield Renewable Partners LP	19,771	511,943
Canadian Solar, Inc. (2)	24,356	349,265
Innergex Renewable Energy, Inc.	42,624	391,522
TransAlta Renewables, Inc.	51,390	390,356
		2,015,337

China - 4.1%
China Longyuan Power Group Corp. Ltd., Class H	668,000	456,008
Daqo New Energy Corp. ADR (2)	14,561	340,727
Huaneng Renewables Corp. Ltd., Class H	1,585,955	426,242
JinkoSolar Holding Co. Ltd. ADR (2)	33,717	333,461
Tianneng Power International Ltd.	516,000	430,262
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	437,500	386,920
Xinyi Solar Holdings Ltd.	1,246,000	439,350
		2,812,970

Denmark - 2.8%
Novozymes A/S, Class B	10,484	468,450
Orsted A/S (3)	6,371	426,333
Rockwool International A/S, Class B	1,639	428,604
Vestas Wind Systems A/S	7,121	539,050
		1,862,437

Finland - 1.2%
Metsa Board Oyj	68,895	404,675
Neste Oyj	5,338	413,282
		817,957

France - 3.4%
Albioma SA	17,268	374,148

Cie de Saint-Gobain	14,937	495,856
Danone SA	5,993	422,402
Schneider Electric SE	7,785	528,066
Valeo SA	16,387	477,937
		2,298,409

Germany - 8.9%
Bayerische Motoren Werke AG	5,250	425,802
CropEnergies AG	54,790	283,593
Daimler AG	8,081	425,989
Deutsche Post AG	14,895	406,771
Encavis AG	59,724	376,335
Evonik Industries AG	16,377	408,789
HeidelbergCement AG	6,876	421,484
Infineon Technologies AG	33,999	680,717
Manz AG (2)	11,644	277,623
Nordex SE (2)	45,044	391,111
OSRAM Licht AG	10,024	436,230
PNE AG	111,160	309,530
Siemens AG	5,264	587,470
SMA Solar Technology AG	17,397	329,749
VERBIO Vereinigte BioEnergie AG	36,130	277,104
		6,038,297

Hong Kong - 2.0%
Cathay Pacific Airways Ltd.	311,000	442,557
China Everbright International Ltd.	536,037	480,357
GCL-Poly Energy Holdings Ltd. (2)	7,199,000	436,618
		1,359,532

Ireland - 1.3%
CRH plc	16,485	436,635
Kingspan Group plc	10,721	459,582
		896,217

Italy - 2.0%
Enel SpA	110,798	642,323
ERG SpA	22,140	419,061
Falck Renewables SpA	118,463	318,452
		1,379,836

Japan - 6.9%
Daikin Industries Ltd.	4,700	499,401
Ferrotec Holdings Corp.	48,500	346,793
GS Yuasa Corp.	22,400	456,828
Hitachi Chemical Co. Ltd.	33,500	503,964
Hitachi Metals Ltd.	40,300	419,141
Nidec Corp.	3,500	396,014
Nippon Express Co. Ltd.	7,600	422,205
Nissan Motor Co. Ltd.	53,700	429,564

Sumitomo Chemical Co. Ltd.	90,000	435,844
Tanaka Chemical Corp. (1)(2)	50,500	380,044
Yokogawa Electric Corp.	23,300	402,213
		4,692,011

Netherlands - 1.1%
SIF Holding NV	24,264	322,933
Signify NV (3)	17,719	414,510
		737,443

New Zealand - 1.3%
Mercury NZ Ltd.	178,634	437,390
Meridian Energy Ltd.	202,478	463,303
		900,693

Norway - 1.2%
Norsk Hydro ASA	92,268	418,072
Scatec Solar ASA (3)	42,850	366,112
		784,184

Portugal - 1.4%
Altri SGPS SA	66,727	444,632
EDP - Energias de Portugal SA	150,994	528,220
		972,852

South Africa - 0.5%
Montauk Holdings Ltd.	58,861	327,977

South Korea - 2.4%
Hansol Technics Co. Ltd. (2)	55,053	307,973
Samsung SDI Co. Ltd. (2)	3,328	654,145
Seoul Semiconductor Co. Ltd.	20,675	360,147
Taewoong Co. Ltd. (2)	30,907	291,260
		1,613,525

Spain - 4.3%
Acciona SA	4,934	417,342
Atlantica Yield plc	20,806	407,798
EDP Renovaveis SA	49,588	444,602
Ence Energia y Celulosa SA	59,848	376,090
Iberdrola SA	54,657	438,889
Red Electrica Corp. SA	18,920	421,920
Siemens Gamesa Renewable Energy SA (1)(2)	34,297	417,581
		2,924,222

Sweden - 0.6%
Nibe Industrier AB, Class B	41,825	429,935

Switzerland - 3.0%
ABB Ltd.	27,231	520,006

Clariant AG	22,538	415,640
Gurit Holding AG	392	345,901
Landis+Gyr Group AG (1)	6,609	372,194
Meyer Burger Technology AG (1)(2)	635,045	390,013
		2,043,754

Taiwan - 5.9%
Chroma ATE, Inc.	106,000	407,376
Delta Electronics, Inc.	141,000	593,443
Epistar Corp.	494,000	409,503
Everlight Electronics Co. Ltd.	405,000	389,937
Gigasolar Materials Corp.	113,000	319,349
Lextar Electronics Corp.	463,000	269,029
Motech Industries, Inc. (2)	1,167,000	324,784
OptoTech Corp.	628,000	372,053
Simplo Technology Co. Ltd.	73,000	494,967
Sino-American Silicon Products, Inc.	221,000	439,597
		4,020,038

Thailand - 1.0%
BCPG PCL	638,300	298,370
Energy Absolute PCL, NVDR	308,700	403,688
Inter Far East Energy Corp. (2)(4)	2,662,000	0
		702,058

United Kingdom - 7.3%
Aptiv plc	7,537	464,053
Croda International plc	7,505	448,205
Delphi Technologies plc	25,180	360,578
Dialight plc (2)	78,193	400,991
easyJet plc	30,508	429,883
John Laing Group plc (3)	109,896	465,565
Johnson Matthey plc	13,110	468,101
Ricardo plc	51,035	406,789
SIG plc	239,877	335,151
Smart Metering Systems plc	50,537	338,452
Unilever plc	7,998	419,917
United Utilities Group plc	45,677	429,478
		4,967,163

United States - 27.7%
3M Co.	2,283	435,003
AAON, Inc. (1)	10,931	383,241
Advanced Emissions Solutions, Inc. (1)	41,537	438,215
Alaska Air Group, Inc.	7,115	432,948
Alphabet, Inc., Class A (2)	415	433,658
Ameresco, Inc., Class A (2)	20,034	282,479
BorgWarner, Inc.	13,121	455,824
Clearway Energy, Inc., Class C	23,200	400,200
Covanta Holding Corp.	29,774	399,567

Cree, Inc. (1)(2)	9,983	427,023
Eaton Corp. plc	7,466	512,616
Emerson Electric Co.	8,918	532,850
EnerSys	7,148	554,756
First Solar, Inc. (2)	12,573	533,787
Gibraltar Industries, Inc. (2)	12,447	442,989
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,584	373,075
Ingersoll-Rand plc	5,458	497,933
International Business Machines Corp.	3,543	402,733
Itron, Inc. (2)	7,641	361,343
Johnson Controls International plc	16,421	486,883
Maxwell Technologies, Inc. (1)(2)	217,825	450,898
Microsoft Corp.	4,185	425,070
NextEra Energy Partners LP	10,349	445,524
ON Semiconductor Corp. (2)	26,336	434,807
Ormat Technologies, Inc.	8,664	453,127
Owens Corning	10,073	443,011
Pattern Energy Group, Inc., Class A (1)	21,452	399,436
Plug Power, Inc. (1)(2)	247,594	307,017
Power Integrations, Inc.	8,215	500,951
Renewable Energy Group, Inc. (1)(2)	15,844	407,191
Rockwell Automation, Inc.	3,209	482,890
Sensata Technologies Holding plc (2)	10,538	472,524
SolarEdge Technologies, Inc. (1)(2)	12,864	451,526
SunPower Corp. (1)(2)	60,072	298,558
Sunrun, Inc. (1)(2)	33,640	366,340
Tenneco, Inc., Class A	13,602	372,559
TerraForm Power, Inc., Class A	33,945	380,863
Tesla, Inc. (2)	1,508	501,862
TPI Composites, Inc. (1)(2)	17,363	426,783
Universal Display Corp. (1)	5,717	534,940
Veeco Instruments, Inc. (2)	52,904	392,019
Vivint Solar, Inc. (1)(2)	67,988	259,034
Waste Management, Inc.	4,761	423,681
Whirlpool Corp.	3,836	409,953
		18,827,687

Total Common Stocks (Cost $73,387,176)		65,660,696

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.7%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	1,800,000	1,724,706
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (4)(5)(7)	53,000	49,767
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (4)(5)(7)	68,000	62,220

Total High Social Impact Investments (Cost $1,921,000)		1,836,693

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	2,631,266	2,631,266

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,631,266)		2,631,266

TOTAL INVESTMENTS (Cost $77,939,442) - 103.3%		70,128,655
Other assets and liabilities, net - (3.3%)		(2,211,538)
NET ASSETS - 100.0%		67,917,117

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $5,427,075 and the total market value of the collateral received by the Fund was $5,671,669, including cash of $2,631,266 and U.S. Government and/or agency securities of $3,040,403.

(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,672,520, which represents 2.5% of the net assets of the Fund as of December 31, 2018.

(4) For fair value measurement purposes, security is categorized as Level 3.
(5) Restricted security. Total market value of restricted securities amounts to $1,836,693, which represents 2.7% of the net assets of the Fund as of December 31, 2018.
(6) Affiliated company.
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt
NVDR:	Non-Voting Depository Receipt
PCL:	Public Company Limited

At December 31, 2018, the concentration of the Portfolio's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Industrials	31.2%
Information Technology	23.1%
Utilities	18.7%
Materials	11.6%
Consumer Discretionary	7.0%
High Social Impact Investments	2.7%
Energy	2.7%
Consumer Staples	1.8%
Communication Services	0.6%
Real Estate	0.6%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	68,000

At December 31, 2018, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) was $1,724,706, which represents 2.5% of the Fund's net assets. Transactions in the Notes for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investment Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$1,800,000	$—	$—	$1,800,000	$1,724,706	$6,525	$—	$—	($7,524)
(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$379,931	$—		$—	$379,931
Canada	2,015,337	—		—	2,015,337
China	674,188	2,138,782		—	2,812,970
Spain	407,798	2,516,424		—	2,924,222
Thailand	—	702,058		0	702,058
United Kingdom	824,631	4,142,532		—	4,967,163
United States	18,827,687	—		—	18,827,687
Other Countries(2)	—	33,031,328		—	33,031,328
Total Common Stocks	$23,129,572	$42,531,124	(3)	$—	$65,660,696
High Social Impact Investments	—	1,724,706		111,987	1,836,693
Short Term Investment of Cash Collateral for Securities Loaned	2,631,266	—		—	2,631,266
Total	$25,760,838	$44,255,830		$111,987	$70,128,655

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Australia - 1.2%
Reliance Worldwide Corp. Ltd. (1)	1,414,590	4,434,748

Brazil - 3.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	516,473	4,167,937
Cia de Saneamento de Minas Gerais	257,364	4,085,818
Cia de Saneamento do Parana, PFC Shares	1,338,394	3,694,979
		11,948,734

Canada - 0.6%
Stantec, Inc.	101,980	2,234,267

Chile - 2.0%
Aguas Andinas SA, Class A	7,023,352	3,850,598
Inversiones Aguas Metropolitanas SA	2,281,367	3,320,145
		7,170,743

China - 0.8%
China Lesso Group Holdings Ltd.	5,713,578	2,856,516

Denmark - 0.7%
Novozymes A/S, Class B	54,719	2,444,976

Finland - 4.3%
Kemira Oyj	373,679	4,215,720
Metsa Board Oyj	373,578	2,194,322
Outotec Oyj (2)	1,080,685	3,787,388
Uponor Oyj	281,068	2,776,307
Valmet Oyj	122,854	2,530,420
		15,504,157

France - 3.9%
Accor SA	57,125	2,429,205
L'Oreal SA	10,554	2,415,011
Suez	326,973	4,326,718
Veolia Environnement SA	236,767	4,848,798
		14,019,732

Germany - 0.6%
Henkel AG & Co. KGaA, PFC Shares	20,357	2,223,575

Hong Kong - 4.0%
Beijing Enterprises Water Group Ltd.	7,611,452	3,885,075
China Everbright International Ltd. (1)	2,776,666	2,488,247

China Water Affairs Group Ltd. (1)	3,214,421	3,438,374
Guangdong Investment Ltd.	2,357,427	4,554,972
		14,366,668

India - 1.2%
Jain Irrigation Systems Ltd.	3,638,873	3,640,991
VA Tech Wabag Ltd.	187,637	696,592
		4,337,583

Italy - 0.8%
ACEA SpA	221,837	3,050,093

Japan - 7.9%
Ebara Corp.	147,856	3,312,326
Hitachi Zosen Corp.	917,827	2,782,062
Kurita Water Industries Ltd.	188,442	4,562,367
LIXIL Group Corp.	410,200	5,085,255
METAWATER Co. Ltd.	99,417	2,656,470
Nihon Trim Co. Ltd. (1)	62,000	3,269,955
Sekisui Chemical Co. Ltd.	149,000	2,214,980
TOTO Ltd.	112,200	3,881,016
Tsukishima Kikai Co. Ltd.	62,500	724,840
		28,489,271

Mexico - 0.7%
Grupo Rotoplas SAB de CV	2,351,300	2,690,892

Netherlands - 2.2%
Aalberts Industries NV	74,673	2,483,505
Arcadis NV (1)	250,634	3,060,961
Boskalis Westminster (1)	103,544	2,569,924
		8,114,390

Philippines - 1.0%
Manila Water Co., Inc.	6,481,406	3,472,756

Singapore - 1.0%
City Developments Ltd.	384,000	2,289,297
Hyflux Ltd. (1)(2)(3)	17,622,294	1,357,600
		3,646,897

South Korea - 1.8%
Coway Co. Ltd.	36,398	2,406,827
Doosan Heavy Industries & Construction Co. Ltd. (2)	224,319	1,961,594
LG Chem Ltd.	7,374	2,298,614
		6,667,035

Spain - 0.7%
Iberdrola SA	306,583	2,461,824

Sweden - 0.6%
Hennes & Mauritz AB, Class B (1)	142,098	2,020,786

Switzerland - 6.4%
Ferguson plc	70,934	4,532,555
Geberit AG	11,578	4,508,711
Georg Fischer AG	4,853	3,893,463
Roche Holding AG	9,130	2,266,603
SGS SA	987	2,221,757
Sika AG	19,347	2,457,525
Sulzer AG	41,096	3,275,198
		23,155,812

Taiwan - 1.3%
China Steel Corp.	3,114,000	2,459,021
Taiwan Semiconductor Manufacturing Co. Ltd.	337,294	2,449,169
		4,908,190

Thailand - 1.4%
TTW PCL, Foreign Shares	8,557,000	3,259,447
WHA Utilities and Power PCL, Foreign Shares	10,041,000	1,713,615
		4,973,062

United Kingdom - 7.9%
Croda International plc	41,331	2,468,325
Halma plc	148,960	2,594,945
nVent Electric plc	105,859	2,377,593
Pennon Group plc	485,694	4,293,513
Pentair plc	136,655	5,162,826
Polypipe Group plc	764,350	3,192,976
Rotork plc	1,208,670	3,816,585
United Utilities Group plc	488,640	4,594,434
		28,501,197

United States - 42.9%
Advanced Drainage Systems, Inc.	130,798	3,171,852
Aegion Corp. (2)	167,818	2,738,790
American States Water Co.	58,103	3,895,225
American Water Works Co., Inc.	52,025	4,722,309
Aqua America, Inc. (1)	125,564	4,293,033
AquaVenture Holdings Ltd. (2)	173,987	3,286,614
Artesian Resources Corp., Class A	80,320	2,800,758
Badger Meter, Inc.	80,754	3,973,904
California Water Service Group	81,257	3,872,709
Cantel Medical Corp.	29,501	2,196,349
Colgate-Palmolive Co.	36,602	2,178,551
Connecticut Water Service, Inc.	50,970	3,408,364
Danaher Corp.	23,769	2,451,059
Ecolab, Inc.	41,367	6,095,428
Entegris, Inc.	90,014	2,510,941

Evoqua Water Technologies Corp. (1)(2)	394,639	3,788,534
Flowserve Corp.	125,658	4,777,517
Fortune Brands Home & Security, Inc.	98,741	3,751,171
Franklin Electric Co., Inc.	109,480	4,694,502
General Mills, Inc.	62,610	2,438,033
Gorman-Rupp Co. (The)	90,922	2,946,782
Hanesbrands, Inc. (1)	172,467	2,161,012
Hawkins, Inc.	84,295	3,451,880
HD Supply Holdings, Inc. (2)	113,979	4,276,492
IDEX Corp.	41,927	5,293,703
IDEXX Laboratories, Inc. (2)	12,300	2,288,046
Intel Corp.	48,901	2,294,924
Itron, Inc. (2)	46,603	2,203,856
Kellogg Co.	38,773	2,210,449
Lindsay Corp.	33,782	3,251,518
Masco Corp.	142,198	4,157,870
Middlesex Water Co.	59,656	3,182,648
Mueller Industries, Inc.	140,946	3,292,499
Mueller Water Products, Inc., Class A	354,101	3,222,319
NIKE, Inc., Class B	32,267	2,392,275
Nucor Corp.	42,303	2,191,718
Rexnord Corp. (2)	187,366	4,300,050
Roper Technologies, Inc.	8,362	2,228,640
Sempra Energy	20,116	2,176,350
SJW Group	60,991	3,392,319
Tetra Tech, Inc.	89,055	4,610,377
Trimble, Inc. (2)	67,660	2,226,691
Valmont Industries, Inc.	32,314	3,585,238
Watts Water Technologies, Inc., Class A	64,888	4,187,223
Xylem, Inc.	86,996	5,804,373
York Water Co. (The)	89,933	2,883,252
		155,258,147

Total Common Stocks (Cost $357,927,155)		358,952,051

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	958,170
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (3)(5)(6)	284,000	266,676
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (3)(5)(6)	366,000	334,890

Total High Social Impact Investments (Cost $1,650,000)		1,559,736

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	3,314,893	3,314,893

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,314,893)	3,314,893

TOTAL INVESTMENTS (Cost $362,892,048) - 100.5%	363,826,680
Other assets and liabilities, net - (0.5%)	(1,730,659)
NET ASSETS - 100.0%	362,096,021

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $18,428,652 and the total market value of the collateral received by the Fund was $19,191,303, including cash of $3,314,893 and U.S. Government and/or agency securities of $15,876,410.

(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.
(4) Affiliated company.
(5) Restricted security. Total market value of restricted securities amounts to $1,559,736, which represents 0.4% of the net assets of the Fund as of December 31, 2018.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt
PCL:	Public Company Limited
PFC Shares:	Preference Shares

At December 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	(% of total investments)*
Industrials	47.4%
Utilities	28.6%
Materials	8.4%
Information Technology	5.1%
Consumer Discretionary	3.8%
Consumer Staples	3.2%
Health Care	2.5%
Real Estate	0.6%
High Social Impact Investments	0.4%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	366,000

At December 31, 2018, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $958,170, which represents 0.3% of the Fund’s net assets. Transactions in the Notes for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,000,000	$—	$—	$1,000,000	$958,170	$3,625	$—	$—	($4,180)
(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$11,948,734	$—		$—	$11,948,734
Canada	2,234,267	—		—	2,234,267
Chile	7,170,743	—		—	7,170,743
Mexico	2,690,892	—		—	2,690,892
Singapore	—	2,289,297		1,357,600	3,646,897
United Kingdom	7,540,419	20,960,778		—	28,501,197
United States	155,258,147	—		—	155,258,147
Other Countries(2)	—	147,501,174		—	147,501,174
Total Common Stocks	$186,843,202	$170,751,249	(3)	$1,357,600	$358,952,051
High Social Impact Investments	—	958,170		601,566	1,559,736
Short Term Investment of Cash Collateral for Securities Loaned	3,314,893	—		—	3,314,893
Total	$190,158,095	$171,709,419		$1,959,166	$363,826,680

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 51.2%
Communications - 0.6%
Alphabet, Inc., 1.998%, 8/15/26	1,200,000	1,092,648

Consumer, Cyclical - 1.2%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (1)	1,200,000	1,180,345
Starbucks Corp., 2.45%, 6/15/26	1,150,000	1,036,890
		2,217,235

Consumer, Non-cyclical - 2.5%
Ecolab, Inc., 3.95%, 12/1/47	400,000	376,931
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,596,520
Massachusetts Institute of Technology, 3.959%, 7/1/38	2,435,000	2,507,665
		4,481,116

Energy - 1.6%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,430,000	1,387,100
TerraForm Power Operating LLC, 5.00%, 1/31/28 (1)	1,655,000	1,462,606
		2,849,706

Financial - 17.0%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	2,364,000	2,393,690
Bank of America Corp.:
2.151%, 11/9/20	3,524,000	3,461,035
3.499% to 5/17/21, 5/17/22 (2)	4,872,000	4,874,199
Commonwealth Bank of Australia, 3.25%, 3/31/22	2,020,000	1,443,110
Credit Agricole Corporate & Investment Bank S.A., 3.433%, (3 mo. USD LIBOR + 0.625%), 10/3/21 (3)	567,000	563,023
DBS Group Holdings Ltd., 3.11%, (3 mo. USD LIBOR + 0.62%), 7/25/22 (1)(3)	3,640,000	3,644,776
Digital Realty Trust LP, 3.95%, 7/1/22	3,808,000	3,833,407
ING Groep NV, 4.625%, 1/6/26 (1)	1,500,000	1,513,070
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	1,100,000	1,045,710
National Australia Bank Ltd., 3.625%, 6/20/23	1,867,000	1,864,356
Nederlandse Waterschapsbank NV, 3.125%, 12/5/22 (1)	500,000	507,789
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,486,106
Toronto-Dominion Bank (The), 1.85%, 9/11/20	3,624,000	3,557,943
		30,188,214

Government - 11.7%
African Development Bank, 2.78%, (SOFR + 0.32%), 11/18/20 (3)	2,000,000	1,999,517
Asian Development Bank:
1.00%, 8/16/19	1,800,000	1,782,791
1.875%, 8/10/22	1,000,000	974,590
2.125%, 3/19/25	750,000	724,221
2.375%, 8/10/27	750,000	724,616
3.125%, 9/26/28	800,000	818,876

European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,275,000	1,263,359
European Investment Bank:
2.375%, 5/24/27	3,250,000	3,126,265
2.50%, 10/15/24 (4)	600,000	592,754
International Bank for Reconstruction & Development, 3.125%, 11/20/25	4,150,000	4,278,372
International Finance Corp.:
2.00%, 10/24/22 (4)	2,450,000	2,396,072
2.125%, 4/7/26	1,500,000	1,440,430
Nordic Investment Bank, 2.25%, 9/30/21	750,000	742,757
		20,864,620

Industrial - 1.9%
Xylem, Inc.:
3.25%, 11/1/26	1,999,000	1,903,825
4.375%, 11/1/46	1,590,000	1,541,284
		3,445,109

Technology - 5.0%
Apple, Inc.:
2.85%, 2/23/23	2,500,000	2,470,642
3.00%, 6/20/27	2,346,000	2,239,355
DXC Technology Co.:
3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (3)	1,731,000	1,729,611
4.75%, 4/15/27	800,000	804,562
Microsoft Corp.:
3.75%, 2/12/45	641,000	622,555
4.45%, 11/3/45	900,000	958,176
		8,824,901

Utilities - 9.7%
American Water Capital Corp.:
2.95%, 9/1/27	480,000	454,309
3.40%, 3/1/25	850,000	840,841
4.00%, 12/1/46	500,000	472,778
Avangrid, Inc., 3.15%, 12/1/24	5,068,000	4,897,613
Enel Finance International NV, 1.00%, 9/16/24 (5)	1,450,000	1,642,964
MidAmerican Energy Co., 3.65%, 8/1/48	1,800,000	1,663,724
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	1,825,000	1,694,969
4.50%, 9/15/27 (1)	1,185,000	1,059,094
Public Service Co. of Colorado:
3.70%, 6/15/28	1,978,000	2,005,632
4.10%, 6/15/48	1,000,000	987,414
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	1,595,000	1,487,337
		17,206,675

Total Corporate Bonds (Cost $92,320,001)		91,170,224

SOVEREIGN GOVERNMENT BONDS - 16.9%

Canada - 2.8%
Export Development Canada, 1.625%, 6/1/20	2,025,000	1,996,749
Province of Ontario Canada:
1.95%, 1/27/23	2,200,000	1,585,621
2.65%, 2/5/25	2,000,000	1,471,433
		5,053,803

Finland - 2.7%
Municipality Finance plc, 1.375%, 9/21/21 (1)	5,000,000	4,826,630

France - 1.3%
French Republic Government Bond OAT, 1.75%, 6/25/39 (1)(5)	1,900,000	2,335,117

Germany - 3.9%
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	2,200,000	2,185,124
1.875%, 11/30/20	2,800,000	2,759,653
2.00%, 9/29/22	2,000,000	1,955,514
		6,900,291

Mexico - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	750,000	743,438

Netherlands - 1.8%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (1)	1,500,000	1,487,118
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (1)	1,700,000	1,640,075
		3,127,193

Norway - 0.6%
Kommunalbanken AS, 1.375%, 10/26/20 (1)	1,000,000	976,844

South Korea - 0.6%
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	979,492

Sweden - 2.8%
Kommuninvest i Sverige AB:
1.50%, 4/23/19 (1)	1,000,000	997,065
1.875%, 6/1/21 (1)	1,600,000	1,570,458
Svensk Exportkredit AB, 1.875%, 6/23/20	2,500,000	2,470,474
		5,037,997

Total Sovereign Government Bonds (Cost $30,340,072)		29,980,805

ASSET-BACKED SECURITIES - 12.8%
Mosaic Solar Loan Trust, Series 2018-1A, Class A, 4.01%, 6/22/43 (1)	1,313,639	1,331,122
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42 (1)	856,914	863,776
Series 2017-2A, Class A, 3.82%, 6/22/43 (1)	103,502	104,257
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	100,844	99,993

SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	213,303	218,622
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	1,736,918	1,728,774
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	176,050	171,405
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (1)	778,521	785,595
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (1)	876,722	867,503
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	460,571	464,554
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (1)	5,011,422	4,998,040
Series 2018-B, Class A, 3.71%, 8/20/21 (1)	2,279,000	2,285,322
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	1,328,614	1,321,522
Series 2016-B, Class A4, 1.52%, 8/16/21	6,100,000	6,031,609
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (1)	1,497,880	1,540,095

Total Asset-Backed Securities (Cost $22,729,842)		22,812,189

TAXABLE MUNICIPAL OBLIGATIONS - 4.0%
General Obligations - 2.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,775,000	3,474,661

Water and Sewer - 2.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,225,000	1,360,828
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40 (6)	150,000	166,556
Metropolitan Water District of Southern California, 6.947%, 7/1/40 (6)	250,000	264,697
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44 (6)	605,000	778,018
New York Environmental Facilities Corp., Green Bonds, 2.25%, 7/15/20	1,040,000	1,033,812
		3,603,911

Total Taxable Municipal Obligations (Cost $7,259,331)		7,078,572

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.6%
Federal National Mortgage Association:
2.65%, 6/1/26	1,916,579	1,863,006
2.68%, 7/1/26	2,000,000	1,936,737
2.785%, 2/25/27 (7)	938,060	937,793
2.939%, 9/25/27 (7)	3,475,000	3,384,108
3.043%, 3/25/28 (7)	2,142,000	2,089,899
3.325%, 6/25/28 (7)	923,077	920,968
3.697%, 9/25/30 (7)	2,420,000	2,460,169

Total U.S. Government Agency Mortgage-Backed Securities (Cost $13,698,250)		13,592,680

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.7%
Overseas Private Investment Corp.:
3.16%, 6/1/33	180,353	178,641
3.22%, 9/15/29	770,596	778,135

3.52%, 9/20/32	3,731,161	3,828,220

Total U.S. Government Agencies and Instrumentalities (Cost $4,682,110)		4,784,996

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (8)(9)	150,000	143,726

Total High Social Impact Investments (Cost $150,000)		143,726

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	3,024,940	3,024,940

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,024,940)		3,024,940

TOTAL INVESTMENTS (Cost $174,204,546) - 97.0%		172,588,132
Other assets and liabilities, net - 3.0%		5,381,715
NET ASSETS - 100.0%		177,969,847

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $43,972,889, which represents 24.7% of the net assets of the Fund as of December 31, 2018.

(2) Security converts to floating rate after the indicated fixed-rate coupon period.
(3) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(4) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $2,958,448 and the total market value of the collateral received by the Fund was $3,024,940, comprised of cash.

(5) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018., the aggregate value of these securities is $3,978,081 or 2.2% of the Fund's net assets.

(6) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(7) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.
(8) Restricted security. Total market value of restricted securities amounts to $143,726, which represents 0.1% of the net assets of the Fund as of December 31, 2018.
(9) Affiliated company.

Abbreviations:
LIBOR:	London Interbank Offered Rate
SOFR:	Secured Overnight Financing Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	4	3/20/19	$642,625	$32,773
Short:
U.S. 10-Year Treasury Note	(19)	3/20/19	($2,318,297)	($54,956)
U.S. Ultra 10-Year Treasury Note	(1)	3/20/19	(130,078)	(580)
Total Short				($55,536)

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	150,000

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $32,773 and $55,536, respectively.

At December 31, 2018, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) was $143,726, which represents 0.1% of the Fund's net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$150,000	$—	$—	$150,000	$143,726	$544	$—	$—	($627)

(1) Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$91,170,224	$—	$91,170,224
Sovereign Government Bonds	—	29,980,805	—	29,980,805
Asset-Backed Securities	—	22,812,189	—	22,812,189
Taxable Municipal Obligations	—	7,078,572	—	7,078,572
U.S. Government Agency Mortgage-Backed Securities	—	13,592,680	—	13,592,680
U.S. Government Agencies and Instrumentalities	—	4,784,996	—	4,784,996
High Social Impact Investments	—	143,726	—	143,726
Short Term Investment of Cash Collateral for Securities Loaned	3,024,940	—	—	3,024,940
Total Investments	$3,024,940	$169,563,192	$—	$172,588,132
Futures Contracts(1)	$32,773	$—	$—	$32,773
Total	$3,057,713	$169,563,192	$—	$172,620,905

Liabilities
Futures Contracts(1)	$(55,536)	$—	$—	$(55,536)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 25, 2019